Operations (Details) - shares		Jun. 30, 2020	Jun. 18, 2020	Apr. 01, 2020		Jun. 30, 2019
Disclosure of subsidiaries [line items]
Unrestricted shares		4,044,654
Initial Exchange Ratio [Member]
Disclosure of subsidiaries [line items]
Unrestricted shares				4,402,404		4,402,404
Shares with sale restriction				812,981		812,981
Shares issued and delivered	[1]					5,215,385
Total shares	[2]			5,215,385
Warrants				654,487		654,487	[3]
Exchange ratio shares				5,869,872		5,869,872
Adjustment by Exchange Ratio [Member]
Disclosure of subsidiaries [line items]
Unrestricted shares				(357,750)
Shares with sale restriction				(66,065)
Total shares	[2]			(423,815)
Warrants				(53,185)
Exchange ratio shares				(477,000)
Final Exchange Ratio [Member]
Disclosure of subsidiaries [line items]
Unrestricted shares			4,044,654	4,044,654
Shares with sale restriction			746,916	746,916
Total shares			4,791,570	4,791,570	[2]
Warrants			601,302	601,302
Exchange ratio shares			5,392,872	5,392,872
Adjustments For Indemnifications [Member]
Disclosure of subsidiaries [line items]
Unrestricted shares
Shares with sale restriction			(109,291)
Total shares			(109,291)
Warrants			(87,985)
Exchange ratio shares			(197,276)
Final Exchange Ratio Adjusted By Indemnifications [Member]
Disclosure of subsidiaries [line items]
Unrestricted shares			4,044,654
Shares with sale restriction			637,625
Total shares			4,682,279
Warrants			513,317
Exchange ratio shares			5,195,596

[1]	Based on preliminary book values as of June 30, 2019 of Agrifirma, the capital stock of BrasilAgro was increased by R$115,587, from R$584,224 to R$699,811, with the issuance of 5,215,385 new common shares of the Company, which were subscribed for and paid up by the shareholders of Agrifirma, and
[2]	The adjustment in the exchange ratio determines that the selling shareholders, the holders of the 5,215,385 shares previously calculated in the preliminary exchange ratio, must return 423,815 shares, in accordance with the final exchange ratio. The share return process is in progress and should be completed up to October 2020.
[3]	Issuance of the Agrifirma Warrants on behalf of one of the selling shareholders, entitling them to subscribe, anytime until January 22, 2022, to up to 654,487 new common shares of the Company, with exercise price of R$0.01 per share (Note 18.b).